Significant Accounting Policies - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Jun. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Long Lived Assets Held-for-sale [Line Items]
Receivables from brokers, dealers and clearing organizations	$ 4,900,000,000	$ 4,160,000,000		$ 4,900,000,000	$ 4,160,000,000
Receivables from customers of securities operations	1,620,000,000	1,290,000,000		1,620,000,000	1,290,000,000
Other investments carrying value	119,400,000	90,200,000		119,400,000	90,200,000
Investments impairment				0	20,400,000	$ 5,500,000
Realized gains on investment				800,000	2,100,000	13,800,000
Debt and equity securities, unrealized gains (losses), excluding other-than-temporary impairment				0	0	0
Capitalized interest				9,000,000	8,600,000	6,200,000
Payables to brokers, dealers and clearing organizations	5,820,000,000	3,330,000,000		5,820,000,000	3,330,000,000
Payables to customers of securities operations	4,460,000,000	4,250,000,000		$ 4,460,000,000	4,250,000,000
Purchase of common shares for treasury settled subsequent to year end						1,200,000
Sale of property
Long Lived Assets Held-for-sale [Line Items]
Non-cash investing activities related to sale						$ 16,400,000
Number of common stock exchanged with related party (in shares)						780,315
Number of common stock exchanged with related party, price per share (in dollars per share)						$ 21.03
HomeFed
Long Lived Assets Held-for-sale [Line Items]
Non-cash investing activities related to the issuance of common stock for acquisition						$ 178,800,000
Minimum
Long Lived Assets Held-for-sale [Line Items]
Derivative hedging relationship effective percentage				80.00%
Maximum
Long Lived Assets Held-for-sale [Line Items]
Derivative hedging relationship effective percentage				125.00%
Automobile loan | Foursight Capital
Long Lived Assets Held-for-sale [Line Items]
Loans receivables	$ 803,700,000	$ 694,200,000		$ 803,700,000	694,200,000
Automobile loan | Foursight Capital | Loans receivable | Credit Score 680 and Above | Credit concentration risk
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	19.00%	21.00%
Automobile loan | Foursight Capital | Loans receivable | Credit Scores Between 620 and 679 | Credit concentration risk
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	51.00%	52.00%
Automobile loan | Foursight Capital | Loans receivable | Credit Scores Below 620 | Credit concentration risk
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	30.00%	27.00%
Securitized vehicles | Foursight Capital
Long Lived Assets Held-for-sale [Line Items]
Loans receivables	$ 677,600,000	$ 532,400,000		$ 677,600,000	$ 532,400,000
Iowa Premium
Long Lived Assets Held-for-sale [Line Items]
Membership interest purchase agreement, aggregate ownership interests to purchase			100.00%
Membership interest purchase agreement, proportionate share			$ 49,000,000
Spectrum Brands
Long Lived Assets Held-for-sale [Line Items]
Non-cash financing activities related to distribution of special dividend						$ 451,100,000
Foursight Capital
Long Lived Assets Held-for-sale [Line Items]
Historical loss experience period				8 years
Supportable forecast period				1 year